Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Other Reserves [Abstract]
Summary of Other Reserves
		Other reserves
	Foreign exchange reserve	Warrant reserve	Changes in ownership	Share based payments	Cashflow hedge reserve	Merger relief reserve	Accumulated losses
At December 31, 2015	(6,771)	338	(8,666)	12,437	-	-	(128,475)
Loss for the year	-	-	-	-	-	-	(81,414)
Movement in foreign exchange reserve	(27,322)	-	-	-	-	-	-
Warrants issued	-	409	-	-	-	-	-
Transactions with non-controlling interests	1,222	-	-	-	-	-	-
Share based payments - equity settled	-	-	-	15,339	-	-	(7,012)
At December 31, 2016	(32,871)	747	(8,666)	27,776	-	-	(216,901)
Loss for the year	-	-	-	-	-	-	(112,275)
Movement in foreign exchange reserve	33,504	-	-	-	-	-	-
Transactions with non-controlling interests	-	-	-	-	-	2,161	-
Share based payments - equity settled	-	-	-	16,457	-	-	(1)
At December 31, 2017	633	747	(8,666)	44,233	-	2,161	(329,177)
Loss for the year	-	-	-	-	-	-	(155,575)
Movement in foreign exchange reserve	(24,142)	-	-	-	-	-	-
Movement in cash flow hedge reserve	-	-	-	-	436	-	-
Share based payments - equity settled	-	-	-	28,563	-	-	1,395
At December 31, 2018	(23,509)	747	(8,666)	72,796	436	2,161	(483,357)